Risk Management Activities - Schedule of Contractually Due Undiscounted Cash Flows Resulting from Maturities of All Financial Liabilities, Including Interest Payments (Detail)
$ in Millions, $ in Millions
			12 Months Ended
	May 13, 2025 USD ($)	May 09, 2019 USD ($)	Dec. 31, 2025 R / $	Dec. 31, 2024 R / $	Dec. 31, 2025 $ / $	Dec. 31, 2025 $ / $	Dec. 31, 2025 USD ($)	Dec. 31, 2025	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 $ / $	Dec. 31, 2025 $ / USD	Dec. 02, 2025 AUD ($)	Dec. 31, 2024 $ / $	Dec. 31, 2024 $ / $	Dec. 31, 2024 USD ($)	Dec. 31, 2024	Dec. 31, 2024 $ / $	Dec. 31, 2024 $ / USD	Dec. 31, 2023 R / $	Dec. 31, 2023 $ / $	Dec. 31, 2023 $ / $	Dec. 31, 2023 USD ($)	May 25, 2023 USD ($)
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Trade and other payables							$ 747.6								$ 545.6
Environmental rehabilitation costs							846.9								641.4
Lease liabilities							588.4								560.9
South Deep dividend							2.0								2.5
Total							5,614.7								4,711.6
Closing exchange rate			16.56	18.84	0.67	0.73							0.62	0.70					18.30	0.68	0.75
Environmental trust funds							140.9								125.2							$ 109.6
South Africa and Ghana
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Environmental trust funds							140.9								125.2
Closing foreign exchange rate | Rand
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Closing exchange rate | R / $			16.56	18.84
Closing foreign exchange rate | Canadian Dollar
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Closing exchange rate | $ / $										0.73							0.70
Closing foreign exchange rate | Australian Dollar
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Closing exchange rate | $ / USD											0.67							0.62
US dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital							1,303.8								1,282.5
– Interest							391.1								327.8
US dollar borrowings | Liquidity Risk
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Borrowings adjustment to interest rate								3.676%								4.332%
Canada dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital							430.1								1,004.6
– Interest							75.6								88.1
Canada dollar borrowings | Credit risk
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Borrowings adjustment to interest rate								2.30%								3.279%
Australia dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital							1,012.8								210.6
– Interest							216.4								47.6
Australia dollar borrowings | Credit risk
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Borrowings adjustment to interest rate								3.60%								4.273%
US$500 million 5-year notes issue
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Face amount of borrowings		$ 500.0					500.0								500.0
Borrowings maturity, term (in years)		5 years	5 years	5 years
US$500 million 7-year notes issue
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Borrowings maturity, term (in years)			7 years
US$500 million 10-year notes issue
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Face amount of borrowings							500.0								500.0
Borrowings maturity, term (in years)			10 years	10 years
US$750 million 7-year notes issue
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Face amount of borrowings	$ 750.0						750.0
Borrowings maturity, term (in years)	7 years		7 years
Interest bearing borrowings | Sensitivity to interest rates | Sensitivity to SOFR interest rates
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Borrowings exposed to interest rate fluctuations							53.8
US$1,200 million revolving credit facility
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Borrowings adjustment to interest rate								0.54%
Face amount of borrowings							1,200.0																$ 1,200.0
A$1,250 million multi-currency term loan facility
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Face amount of borrowings									$ 1,250			$ 1,250
Within one year
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Trade and other payables							747.6								545.6
Environmental rehabilitation costs							106.6								80.7
Lease liabilities							130.4								111.3
South Deep dividend							0.4								0.7
Total							1,305.9								1,589.1
Within one year | US dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital							0.0								0.0
– Interest							77.4								76.9
Within one year | Canada dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital							0.0								719.1
– Interest							17.2								42.1
Within one year | Australia dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital							178.7								0.0
– Interest							47.6								12.7
Between one and five years
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Trade and other payables							0.0								0.0
Environmental rehabilitation costs							185.6								179.6
Lease liabilities							284.4								271.2
South Deep dividend							1.6								1.4
Total							2,770.3								2,562.6
Between one and five years | US dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital							553.8								1,282.5
– Interest							253.5								250.9
Between one and five years | Canada dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital							430.1								285.5
– Interest							58.4								46.0
Between one and five years | Australia dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital							834.1								210.6
– Interest							168.8								34.9
After five years
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Trade and other payables							0.0								0.0
Environmental rehabilitation costs							554.7								381.1
Lease liabilities							173.6								178.4
South Deep dividend							0.0								0.4
Total							1,538.5								559.9
After five years | US dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital							750.0								0.0
– Interest							60.2								0.0
After five years | Canada dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital							0.0								0.0
– Interest							0.0								0.0
After five years | Australia dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital							0.0								0.0
– Interest							$ 0.0								$ 0.0